EQUITY - Schedule of balance of other sundry reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Sundry Reserves [Roll Forward]
Opening balance	$ 39
Transactions with non-controlling interest	(292,824)	$ (120,475)	$ 5,731,546
Closing balance	39	39
Other Sundry Reserves
Other Sundry Reserves [Roll Forward]
Opening balance	(1,170,016)	(1,972,651)	2,448,098
Transactions with non-controlling interest	0	5,074	0
Legal reserves	0	0	0
Other sundry reserves	0	(14,401)	(4,420,749)
Others increases (Decreases)	510	811,962	0
Closing balance	$ (1,169,506)	$ (1,170,016)	$ (1,972,651)